CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net Income (Loss)		$ 752	$ (211)	$ (2,808)
Adjustments for derivative instruments
Cumulative effect of accounting change	[1]	(7)
Reclassification of previously deferred derivative losses to (gains) losses on derivatives, net		3	3	8
Income taxes on reclassification of previously deferred derivative losses to (gains) losses on derivatives, net		(1)	(1)	(3)
Total adjustments for derivative instruments, net of taxes		(5)
Total adjustments for derivative instruments, net of taxes		(2)	(2)	(5)
Adjustments for pension and other postretirement plans
Cumulative effect of accounting change	[1]	(66)
Net gain (loss) incurred during period		50	(14)	(175)
Income taxes on net gain (loss) incurred during period		(11)	4	68
Amortization of net actuarial (gain) loss to other (income) expense, net		74	116	188
Income taxes on amortization of net actuarial (gain) loss		(20)	(40)	(73)
Amortization of net prior service (credit) cost to other (income) expense, net		(24)	(25)	(34)
Income taxes on amortization of net prior service (credit) cost		5	10	13
Total adjustments for pension and other postretirement plans, net of taxes		8
Total adjustments for pension and other postretirement plans, net of taxes		(74)	(51)	13
Total		3	53	(8)
Comprehensive Income (Loss)		755	(158)	(2,816)
Comprehensive income (loss) attributable to noncontrolling interests		137	245	263
Comprehensive Income (Loss) Attributable to Common Stockholders		$ 618	$ (403)	$ (3,079)

[1]	Beginning January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. See Note 1—Summary of Significant Accounting Policies in the Notes to Consolidated Financial Statements for further information.